Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid advertising		$ 1,019
Deposits	889	1,816
Other prepaid amounts	811	975
Total	$ 1,700	$ 3,810